Document and Entity Information Document	Oct. 20, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2025
Entity Registrant Name	FIRST SOLAR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33156
Entity Tax Identification Number	20-4623678
Entity Address, Address Line One	350 West Washington Street, Suite 600
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	602
Local Phone Number	414-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	FSLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001274494
Amendment Flag	false